Stock Options Plan	3 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock Options Plan

Note 5 - Stock Options Plan

On December 23, 2020 the Company’s board of directors approved and the shareholders adopted a share-based compensation plan (“2020 Incentive Stock Plan”) for future grants by the Company to officers, directors, employees and consultants.

As of March 31, 2024, the Company awarded to its employees and service providers options to purchase up to 14,096,675 shares of Common Stock, of which options for 7,795,675 shares were at an exercise price of $0.32 per share, options for 5,821,000 shares were at an exercise price of $0.58 per share, options for 480,000 shares were at an exercise price of $0.01 per share. As of March 31, 2024 options for 13,091,888 shares were vested with a weighted average of exercise of $ 0.41 and the remaining balance has a vesting period ranging between one to three years. The options are exercisable for periods ranging between three to ten years from the vesting date.

	Weighted average of exercise price	Number of options
Outstanding as of beginning of year	$0.42	15,544,175
Cancelled	$0.32	(1,447,500)
Outstanding as of March 31 ,2024	$0.42	14,096,675

The aforementioned grants were approved following the adoption of the 2020 incentive stock plan and the adoption of the sub plan (the “Israeli appendix”) on April 29, 2021. The Company recorded in the statement of operations a non-cash expense of $206 thousand and $478 thousand during the three months ended March 31, 2024 and 2023 respectively.

The stock-based compensation expenses for the three months ended March 31, 2024 and 2023 were recognized in the statements of operations as follows;

	For the three-month period ended
	March 31, 2024	March 31, 2023
	US Dollars (In thousands)

Research and development expenses	23	45
Marketing expenses	162	159
General and administrative expenses	21	274
	206	478

IR-Med Inc.

Notes to the Interim Unaudited Condensed Consolidated Financial Statements

Note 5 - Stock options plan (Cont’d)

The following table sets forth information about the weighted-average fair value of options granted to employees and service providers during the three months period ended March 31, 2024 and 2023, using the Black- Scholes-Merton option-pricing model and the weighted-average assumptions used for such grants:

	For the three-month period ended
	March 31, 2024	March 31, 2023

Dividend yields (see (I) below)	0.0%	0.0%
Share price (in U.S. dollar) (see (II) below)	0.53,0.64	0.53
Expected volatility (see (III) below)	116. % - 84%	114.29% - 95.37%
Risk-free interest rates (see (IV) below)	3.61% - 4.39%	3.61% - 4%
Expected life (in years) (see (V) below)	1.5 - 14.79	5 - 14.79

I.	The Company used 0% as its expected dividend yield, based on historic policies and future plans.

II.	The Company’s common stock is quoted on the OTCQB. However, the Company considers its share price as it is traded on OTCQB to not be an appropriate representation of fair value, since it is not traded on an active market. The Company determined that the market is inactive due to low level of activity of the Company’s common stock, stale or non-current price quotes and price quotes that vary substantially either over time or among market makers. Consequently, the price of the Company’s common stock has been determined based on private placement equity offerings conducted in April 2021, July 2022 and June 2023 consisting of units comprised of shares of common stock and warrants, at a per unit purchase price of $0.64, $0.88 and $1.00, respectively. In order to evaluate the price per share, the warrant value has been deducted from the total unit price.

III.	As the Company is at its early stage of operation, there is not sufficient historical volatility for the expected term of the stock options. Therefore, the Company uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.

IV.	The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

V.	The expected life of the granted options was determined based on the estimated behavior of the grantees; since most of the grantees are executives, the Company assumed that the large majority of the options will be exercised prior to their expiration.